Segment reporting - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($) [1]	Dec. 31, 2021 USD ($) [1]
Customer revenue recognition (external revenue)
Revenue	$ 423,748	$ 403,203	$ 403,739
Sales and marketing expense	$ 95,068	$ 93,007	$ 80,974
Number of segment | segment	5

[1]	Refer to Note 4. Independent Investigation and Restatement